UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code
Date of fiscal year end: June 30

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Point Bridge GOP Stock Tracker ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Aerospace/Defense - 4.1%
563	General Dynamics Corporation	$102,877
278	Lockheed Martin Corporation	108,437
294	Northrop Grumman Corporation	110,188
538	Raytheon Company	105,550
206	TransDigm Group, Inc.	107,258
774	United Technologies Corporation	105,667
		639,977
	Agriculture - 0.7%
2,544	Altria Group, Inc.	104,050

	Apparel - 0.7%
6,753	Hanesbrands, Inc.	103,456

	Auto Manufacturers - 0.7%
1,494	PACCAR, Inc.	104,595

	Banks - 8.6%
3,543	Bank of America Corporation	103,349
2,014	BB&T Corporation	107,487
1,629	Comerica, Inc.	107,498
3,766	Fifth Third Bancorp	103,113
486	Goldman Sachs Group, Inc.	100,714
7,247	Huntington Bancshares, Inc.	103,415
5,851	KeyCorp	104,382
2,367	Morgan Stanley	101,000
768	PNC Financial Services Group, Inc.	107,643
6,538	Regions Financial Corporation	103,431
1,557	SunTrust Banks, Inc.	107,122
1,906	U.S. Bancorp	105,478
2,387	Zions Bancorporation	106,269
		1,360,901
	Beverages - 0.7%
1,869	Molson Coors Brewing Company - Class B	107,467

	Biotechnology - 1.3%
1,086	Celgene Corporation (a)	107,840
3,549	Corteva, Inc.	99,372
		207,212
	Building Materials - 1.3%
2,427	Johnson Controls International plc	106,521
2,474	Masco Corporation	103,116
		209,637
	Chemicals - 4.1%
2,141	CF Industries Holdings, Inc.	105,337
2,219	Dow, Inc.	105,735
1,416	Eastman Chemical Company	104,543
1,239	LyondellBasell Industries NV - Class A	110,853
895	PPG Industries, Inc.	106,067
198	Sherwin-Williams Company	108,874
		641,409

	Commercial Services - 1.4%
434	Cintas Corporation	116,355
3,095	Rollins, Inc.	105,447
		221,802
	Computers - 0.6%
1,903	Seagate Technology plc	102,362

	Distribution/Wholesale - 2.6%
1,306	Copart, Inc. (a)	104,911
3,177	Fastenal Company	103,793
3,265	LKQ Corporation (a)	102,684
362	WW Grainger, Inc.	107,568
		418,956
	Diversified Financial Services - 3.9%
1,205	Affiliated Managers Group, Inc.	100,437
799	Alliance Data Systems Corporation	102,376
2,450	Charles Schwab Corporation	102,483
3,574	Franklin Resources, Inc.	103,146
1,177	Intercontinental Exchange, Inc.	108,602
6,143	Invesco, Ltd.	104,062
		621,106
	Electric - 6.3%
1,168	American Electric Power Company, Inc.	109,430
1,361	Dominion Energy, Inc.	110,296
1,138	Duke Energy Corporation	109,089
942	Entergy Corporation	110,553
2,256	FirstEnergy Corporation	108,807
490	NextEra Energy, Inc.	114,165
1,148	Pinnacle West Capital Corporation	111,436
3,461	PPL Corporation	108,987
1,777	Southern Company	109,765
		992,528
	Electrical Components & Equipment - 0.7%
1,630	Emerson Electric Company	108,982

	Electronics - 2.0%
1,129	Amphenol Corporation - Class A	108,949
638	Honeywell International, Inc.	107,949
461	Waters Corporation (a)	102,909
		319,807
	Environmental Control - 0.7%
2,825	Pentair plc	106,785

	Food - 1.4%
1,004	J.M. Smucker Company	110,460
1,365	Sysco Corporation	108,381
		218,841
	Forest Products & Paper - 0.7%
2,498	International Paper Company	104,466

	Gas - 1.4%
974	Atmos Energy Corporation	110,929
3,681	NiSource, Inc.	110,136
		221,065
	Hand/Machine Tools - 0.7%
731	Stanley Black & Decker, Inc.	105,564

	Healthcare-Products - 2.7%
1,268	Abbott Laboratories	106,093
2,556	Boston Scientific Corporation (a)	104,004
809	ResMed, Inc.	109,304
770	Zimmer Biomet Holdings, Inc.	105,698
		425,099
	Healthcare-Services - 0.6%
400	WellCare Health Plans, Inc. (a)	103,668

	Home Builders - 0.7%
2,160	DR Horton, Inc.	113,854

	Home Furnishings - 1.4%
2,537	Leggett & Platt, Inc.	103,865
713	Whirlpool Corporation	112,911
		216,776
	Insurance - 4.1%
2,064	Aflac, Inc.	107,988
1,010	Allstate Corporation	109,767
501	Berkshire Hathaway, Inc. - Class B (a)	104,218
946	Cincinnati Financial Corporation	110,370
2,210	MetLife, Inc.	104,224
731	Travelers Companies, Inc.	108,692
		645,259
	Iron/Steel - 0.6%
1,994	Nucor Corporation	101,515

	Leisure Time - 0.7%
2,916	Harley-Davidson, Inc.	104,888

	Lodging - 0.6%
910	Wynn Resorts, Ltd.	98,935

	Machinery-Construction & Mining - 0.6%
799	Caterpillar, Inc.	100,922

	Machinery-Diversified - 2.0%
646	Deere & Company	108,967
641	Rockwell Automation, Inc.	105,637
1,422	Wabtec Corporation	102,185
		316,789
	Media - 0.7%
252	Charter Communications, Inc. - Class A (a)	103,854

	Mining - 0.6%
9,925	Freeport-McMoRan, Inc.	94,982

	Miscellaneous Manufacturing - 3.3%
1,222	Eaton Corporation plc	101,609
11,445	General Electric Company	102,319
669	Illinois Tool Works, Inc.	104,692
587	Parker-Hannifin Corporation	106,018
2,079	Textron, Inc.	101,788
		516,426
	Oil & Gas - 12.6%
4,392	Apache Corporation	112,435
5,683	Cabot Oil & Gas Corporation	99,850
880	Chevron Corporation	104,368
2,229	Cimarex Energy Company	106,858
1,453	Concho Resources, Inc.	98,659
1,864	ConocoPhillips	106,211
4,264	Devon Energy Corporation	102,592
1,105	Diamondback Energy, Inc.	99,351
1,346	EOG Resources, Inc.	99,900
1,471	Exxon Mobil Corporation	103,867
2,578	Helmerich & Payne, Inc.	103,300
1,690	Hess Corporation	102,211
2,080	HollyFrontier Corporation	111,571
8,417	Marathon Oil Corporation	103,277
2,005	Marathon Petroleum Corporation	121,804
2,370	Occidental Petroleum Corporation	105,394
1,040	Phillips 66	106,496
789	Pioneer Natural Resources Company	99,232
1,250	Valero Energy Corporation	106,550
		1,993,926
	Oil & Gas Services - 1.3%
5,271	Halliburton Company	99,358
4,192	TechnipFMC plc	101,195
		200,553
	Packaging & Containers - 0.6%
2,734	WestRock Company	99,654

	Pharmaceuticals - 3.3%
644	Allergan plc	108,379
2,217	Cardinal Health, Inc.	104,620
665	Cigna Corporation	100,940
964	Eli Lilly & Company	107,804
745	McKesson Corporation	101,812
		523,555
	Pipelines - 1.3%
1,435	ONEOK, Inc.	105,745
4,328	Williams Companies, Inc.	104,132
		209,877
	Real Estate - 2.8%
706	Alexandria Real Estate Equities, Inc.	108,752
2,105	Apartment Investment & Management Company - Class A	109,755
3,313	Duke Realty Corporation	112,543
1,684	Vornado Realty Trust	107,220
		438,270

	Retail - 7.4%
681	Advance Auto Parts, Inc.	112,637
93	AutoZone, Inc. (a)	100,870
947	Dollar Tree, Inc. (a)	108,110
1,083	Genuine Parts Company	107,856
457	Home Depot, Inc.	106,033
5,665	L Brands, Inc.	110,977
943	Lowe’s Companies, Inc.	103,692
510	McDonald’s Corporation	109,502
1,101	Tractor Supply Company	99,574
910	Walmart, Inc.	107,999
960	Yum! Brands, Inc.	108,893
		1,176,143
	Semiconductors - 0.7%
1,125	Microchip Technology, Inc.	104,524

	Shipbuilding - 0.7%
490	Huntington Ingalls Industries, Inc.	103,777

	Telecommunications - 1.4%
2,819	AT&T, Inc.	106,671
640	Motorola Solutions, Inc.	109,062
		215,733
	Textiles - 0.7%
851	Mohawk Industries, Inc. (a)	105,584

	Transportation - 3.8%
1,227	CH Robinson Worldwide, Inc.	104,025
1,475	CSX Corporation	102,173
614	FedEx Corporation	89,380
587	Norfolk Southern Corporation	105,460
624	Union Pacific Corporation	101,076
871	United Parcel Service, Inc. - Class B	104,363
		606,477
	TOTAL COMMON STOCKS (Cost $16,318,999)	15,742,008

	SHORT-TERM INVESTMENTS - 0.1%
17,849	First American Government Obligations Fund, Class X - 1.87%*	17,849
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,849)	17,849
	TOTAL INVESTMENTS - 99.9% (Cost $16,336,848)	15,759,857
	Other Assets in Excess of Liabilities - 0.1%	12,426
	NET ASSETS - 100.0%	$15,772,283

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2019.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,742,008	$-	$-	$15,742,008
Short-Term Investments	17,849	-	-	17,849
Total Investments in Securities	$15,759,857	$-	$-	$15,759,857
^ See Schedule of Investments for industry breakouts.

For the period ended September 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        11/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        11/25/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        11/25/2019

* Print the name and title of each signing officer under his or her signature.